INVENTORIES	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 20	INVENTORIES

	At December 31,
	2013	2012
In-process	$97	$143
Concentrate	108	152
Precious metals	26	31
Materials, supplies and other	486	470

	$717	$796

In 2013, the Company recorded write-downs of $14 and $3, classified as components of Costs applicable to sales and Amortization, respectively, to reduce the carrying value of inventories to net realizable value. Of the write-downs in 2013, $2 is related to Carlin, $1 to Twin Creeks, $6 to Boddington, $1 to Tanami and $7 to Batu Hijau.

In 2012, the Company recorded write-downs of $5, classified as a component of Costs applicable to sales. Of the write-downs in 2012, $1 is related to Carlin, $2 to Yanacocha and $2 to Tanami.

In 2011, the Company recorded write-downs of $26 of which $17 is related to the Hope Bay project and is classified as a component of Other Expense, net. Of the remaining amount, $4 is related to Carlin, $1 to Phoenix, $1 to Twin Creeks and $3 to Batu Hijau, and is classified as a component of Costs applicable to sales.